Equity and Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Dividends Declared

Declaration Date	Record Date	Payment Date	Dividend Paid Per Common Share

November 8, 2022	December 16, 2022	December 30, 2022	$0.23
September 30, 2022	October 10, 2022	October 20, 2022	$0.23

Rollforward of Accumulated Other Comprehensive Income (Loss)	The following table presents a rollforward of Accumulated other comprehensive income (loss):
Rollforward of Redeemable Noncontrolling Interest
The following table presents a rollforward of redeemable noncontrolling interest:

	Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$83	$51	$—
Distributions to noncontrolling interests	(83)	—	—
Contributions from noncontrolling interests	—	32	50
Net income attributable to redeemable noncontrolling interest	—	—	1
Ending balance	$—	$83	$51

Non-Redeemable Noncontrolling Interest

	Non-Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$1,759	$2,549	$1,874
Net income attributable to redeemable noncontrolling interest	320	929	224
Other comprehensive loss, net of tax	(10)	—	6
Changes in noncontrolling interests due to divestitures and acquisitions	(104)	(373)	633
Contributions from noncontrolling interests	155	264	268
Distributions to noncontrolling interests	(1,181)	(1,611)	(454)
Other	—	1	(2)
Ending balance	$939	$1,759	$2,549